CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss before taxation	¥ (70,762,000)	¥ (111,423,000)
Adjustments for
Operating lease charge	7,035,000	6,279,000
Depreciation of property, plant and equipment	19,000	6,000
Amortization of prepaid expenses	0	2,800,000
Write down of inventories (included in cost of sales)	0
Bad debt provision of trade receivables	49,827,000	101,800,000
Share based compensation	832,000	318,000
Interest expense on lease liability	1,094,000	410,000
Operating cash flows before working capital changes	(11,955,000)	190,000
Decrease in inventories	24,837,000	(21,129,000)
Increase in trade receivables	(7,139,000)	39,976,000
Decrease (Increase) in other receivables and prepayments	(6,934,000)	(5,473,000)
Decrease in trade payables	(1,255,000)	(11,206,000)
Decrease in unearned revenue	0	(396,000)
Increase (decrease) in taxes payable	(1,315,000)	(1,028,000)
Decrease in accrued liabilities, other payables, and amounts owed to related parties	82,000	393,000
Cash generated from (used in) operations	(3,679,000)	1,327,000
Interest paid	0
Income tax paid	(7,000)	(15,000)
Net cash generated from (used in) operating activities	(3,686,000)	1,312,000
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of fixed assets	(129,000)
Decrease (increase) in restricted cash	0	2,785,000
Net cash generated from (used in) investing activities	(129,000)	2,785,000
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment of lease liabilities	(14,963,700)	(14,605,000)
Insurance of share capital for equity financing	29,976,000	8,089,000
Warrants exercised	10,394,000
Advance from related parties	0	7,780,000
Net cash generated from (used in) financing activities	25,406,000	1,264,000
NET INCREASE (DECREASE) IN CASH & EQUIVALENTS	21,591,000	5,361,000
CASH & EQUIVALENTS, BEGINNING OF YEAR	12,344,000	8,212,000
EFFECT OF FOREIGN EXCHANGE RATE DIFFERENCES	94,000	(91,000)
CASH & EQUIVALENTS, END OF YEAR	¥ 34,029,000	¥ 13,482,000